Average Annual Total Returns{- Asset Manager Portfolio} - 02.28 VIP Asset Manager Portfolio Initial, Service, Service 2 PRO-12 - Asset Manager Portfolio	VIP Asset Manager Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Asset Manager Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Asset Manager Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Asset Manager Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Asset Manager Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Asset Manager Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Asset Manager Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Asset Manager Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Asset Manager Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0001 Past 1 year	F0001 Past 5 years	F0001 Past 10 years
Total	9.92%	10.01%	8.65%	9.80%	9.91%	8.54%	9.68%	9.74%	8.37%	28.71%	18.47%	16.55%	9.11%	9.45%	8.29%